Assets and Liabilities Held-For-Sale and Dispositions (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	$ 37.7	$ 37.5	$ 108.8	$ 73.9	$ 104.4	$ 88.5	$ 143.6
Fixed-asset impairment (Note 14)					0.0	66.3	1,353.5
Gain (Loss) on Disposition of Business	$ 0.0	$ 0.0	$ 0.0	(12.4)	(12.4)	$ 0.0	$ 0.0
Beckjord [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest				(12.4)	(12.4)
Property, Plant and Equipment, Additions				$ 14.5	$ 14.5